Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value	€ 29,493	€ 28,401
Disposal Groups Held for Sale [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets reclassified as held for sale	283	2,311
Indefinite-life intangible assets that have significant carrying value	82	2,311
Knorr [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value	1,789	1,770
Carver Korea [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value	1,534	1,520
Hellmann's [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Indefinite-life intangible assets that have significant carrying value	€ 1,195	€ 1,160